Portfolio of Investments
Columbia Inflation Protected Securities Fund, October 31, 2019 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Corporate Bonds & Notes 8.9%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Aerospace & Defense 0.2%
L3Harris Technologies, Inc.(a)
12/15/2026	3.850%	350,000	375,667
Automotive 0.2%
General Motors Co.
04/01/2046	6.750%	250,000	288,788
Banking 1.1%
Bank of America Corp.
Subordinated
01/22/2025	4.000%	250,000	267,312
Capital One Financial Corp.
01/29/2024	3.900%	75,000	79,482
Citigroup, Inc.
Subordinated
07/25/2028	4.125%	150,000	162,751
Goldman Sachs Group, Inc. (The)
Subordinated
10/01/2037	6.750%	200,000	272,357
JPMorgan Chase & Co.(b)
Junior Subordinated
12/31/2049	5.300%	750,000	760,199
Synchrony Financial
03/19/2029	5.150%	240,000	269,943
Total			1,812,044
Cable and Satellite 0.4%
Charter Communications Operating LLC/Capital
07/23/2025	4.908%	250,000	275,640
07/01/2049	5.125%	225,000	239,609
Comcast Corp.
10/15/2048	4.700%	155,000	190,988
Total			706,237
Chemicals 0.3%
LYB International Finance II BV
03/02/2027	3.500%	100,000	104,182
LyondellBasell Industries NV
04/15/2024	5.750%	275,000	311,545
Total			415,727
Electric 1.2%
Consumers Energy Co.
02/15/2050	3.750%	500,000	564,419
Duke Energy Corp.
09/01/2026	2.650%	430,000	435,215
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Emera U.S. Finance LP
06/15/2046	4.750%	250,000	294,710
FirstEnergy Corp.
11/15/2031	7.375%	500,000	709,545
Total			2,003,889
Environmental 0.2%
Waste Management, Inc.
07/15/2049	4.150%	325,000	377,159
Food and Beverage 0.7%
Anheuser-Busch InBev Worldwide, Inc.
04/15/2048	4.600%	200,000	229,597
Bacardi Ltd.(a)
05/15/2025	4.450%	200,000	213,766
Conagra Brands, Inc.
11/01/2028	4.850%	250,000	283,961
Kraft Heinz Foods Co. (The)
01/30/2029	4.625%	250,000	273,079
Molson Coors Brewing Co.
07/15/2046	4.200%	250,000	247,441
Total			1,247,844
Health Care 0.2%
CVS Health Corp.
03/25/2048	5.050%	240,000	276,565
Independent Energy 0.5%
Apache Corp.
10/15/2028	4.375%	250,000	247,986
Canadian Natural Resources Ltd.
02/01/2039	6.750%	500,000	666,652
Total			914,638
Integrated Energy 0.2%
BP Capital Markets America, Inc.
04/14/2027	3.588%	300,000	321,667
Metals and Mining 1.4%
Freeport-McMoRan, Inc.
03/15/2023	3.875%	500,000	508,668
Glencore Finance Canada Ltd.(a),(b)
10/25/2042	5.300%	500,000	540,518
Teck Resources Ltd.
02/01/2043	5.400%	650,000	662,368
Columbia Inflation Protected Securities Fund | Quarterly Report 2019	1

Portfolio of Investments   (continued)
Columbia Inflation Protected Securities Fund, October 31, 2019 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Vale SA
09/11/2042	5.625%	500,000	567,048
Total			2,278,602
Midstream 1.3%
APT Pipelines Ltd.(a)
07/15/2027	4.250%	85,000	91,438
Energy Transfer Partners LP
03/15/2045	5.150%	300,000	307,985
Kinder Morgan Energy Partners LP
11/01/2042	4.700%	350,000	365,329
Plains All American Pipeline LP/Finance Corp.
02/15/2045	4.900%	300,000	287,708
TransCanada Trust(b)
Subordinated
03/15/2077	5.300%	250,000	256,114
Western Gas Partners LP
08/15/2028	4.750%	330,000	320,306
Williams Companies, Inc. (The)
01/15/2025	3.900%	500,000	525,144
Total			2,154,024
Pharmaceuticals 0.2%
Bristol-Myers Squibb Co.(a)
10/26/2049	4.250%	240,000	280,760
Railroads 0.2%
Burlington Northern Santa Fe LLC
12/15/2048	4.150%	350,000	408,106
Retailers 0.1%
Lowe’s Companies, Inc.
04/05/2049	4.550%	200,000	229,357
Wirelines 0.5%
AT&T, Inc.
08/15/2026	7.300%	400,000	500,406
Verizon Communications, Inc.
08/21/2046	4.862%	250,000	310,219
Total			810,625
Total Corporate Bonds & Notes (Cost $13,395,657)			14,901,699

Foreign Government Obligations(c) 0.4%

Brazil 0.2%
Petrobras Global Finance BV
05/20/2043	5.625%	250,000	265,197
Foreign Government Obligations(c) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Mexico 0.2%
Petroleos Mexicanos
03/13/2027	6.500%		375,000	397,616
Total Foreign Government Obligations (Cost $600,419)				662,813

Inflation-Indexed Bonds(d) 89.3%

Brazil 0.6%
Brazil Notas do Tesouro Nacional
08/15/2040	6.000%	BRL	2,986,511	1,068,489
New Zealand 1.3%
New Zealand Government Inflation-Linked Bond(a)
09/20/2025	2.000%	NZD	2,981,459	2,134,767
United States 87.4%
U.S. Treasury Inflation-Indexed Bond
01/15/2022	0.125%		3,587,622	3,564,422
04/15/2022	0.125%		10,444,005	10,364,785
07/15/2022	0.125%		3,625,863	3,620,656
01/15/2023	0.125%		7,413,705	7,372,567
04/15/2023	0.625%		8,960,234	9,051,915
01/15/2024	0.625%		11,545,275	11,741,588
04/15/2024	0.500%		15,543,580	15,747,568
01/15/2025	0.250%		9,477,912	9,515,364
07/15/2025	0.375%		10,602,326	10,765,564
01/15/2027	2.375%		5,534,070	6,392,639
01/15/2028	0.500%		8,554,822	8,775,965
01/15/2028	1.750%		7,102,912	7,994,877
01/15/2029	2.500%		15,146,118	18,323,941
07/15/2029	0.250%		601,794	608,341
02/15/2042	0.750%		1,532,804	1,610,815
02/15/2043	0.625%		1,506,465	1,541,387
02/15/2047	0.875%		9,645,182	10,435,334
02/15/2048	1.000%		8,115,120	9,063,216
02/15/2049	1.000%		316,064	355,288
Total				146,846,232
Total Inflation-Indexed Bonds (Cost $146,256,645)				150,049,488

Residential Mortgage-Backed Securities - Non-Agency 0.1%

Deutsche Mortgage Securities, Inc. Mortgage Loan Trust
CMO Series 2003-1 Class 1A7
04/25/2033	5.500%		126,014	128,378
Total Residential Mortgage-Backed Securities - Non-Agency (Cost $126,656)				128,378

2	Columbia Inflation Protected Securities Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Columbia Inflation Protected Securities Fund, October 31, 2019 (Unaudited)
Money Market Funds 0.5%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 1.938%(e),(f)	908,305	908,214
Total Money Market Funds (Cost $908,214)		908,214
Total Investments in Securities (Cost: $161,287,591)		166,650,592
Other Assets & Liabilities, Net		1,351,440
Net Assets		168,002,032
At October 31, 2019, securities and/or cash totaling $719,547 were pledged as collateral.
Investments in derivatives
Forward foreign currency exchange contracts
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
2,926,000 NZD	1,849,964 USD	HSBC	11/22/2019	—	(26,674)
3,274,587 BRL	802,988 USD	Standard Chartered	11/22/2019	—	(12,582)
Total				—	(39,256)

Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Treasury 2-Year Note	52	12/2019	USD	11,211,281	—	(12,693)
U.S. Ultra Bond 10-Year Note	5	12/2019	USD	710,547	2,568	—
U.S. Ultra Bond 10-Year Note	99	12/2019	USD	14,068,828	—	(166,122)
Total					2,568	(178,815)

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Treasury 5-Year Note	(59)	12/2019	USD	(7,032,984)	36,060	—
U.S. Ultra Treasury Bond	(22)	12/2019	USD	(4,174,500)	114,009	—
Total					150,069	—

Interest rate swap contracts
Fund receives	Fund pays	Payment frequency	Counterparty	Maturity date	Notional currency	Notional amount	Value ($)	Periodic payments receivable (payable) ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
U.S. CPI Urban Consumers NSA	Fixed rate of 1.448%	Receives at Maturity, Pays at Maturity	Goldman Sachs International	01/14/2021	USD	10,000,000	209,426	—	—	—	209,426	—
U.S. CPI Urban Consumers NSA	Fixed rate of 1.490%	Receives at Maturity, Pays at Maturity	JPMorgan	01/13/2021	USD	20,000,000	374,218	—	—	—	374,218	—
U.S. CPI Urban Consumers NSA	Fixed rate of 1.810%	Receives at Maturity, Pays at Maturity	JPMorgan	01/09/2025	USD	10,000,000	(213,432)	—	—	—	—	(213,432)
Total							370,212	—	—	—	583,644	(213,432)

Columbia Inflation Protected Securities Fund | Quarterly Report 2019	3

Portfolio of Investments   (continued)
Columbia Inflation Protected Securities Fund, October 31, 2019 (Unaudited)
Cleared interest rate swap contracts
Fund receives	Fund pays	Payment frequency	Counterparty	Maturity date	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
3-Month USD LIBOR	Fixed rate of 1.782%	Receives Quarterly, Pays SemiAnnually	Morgan Stanley	08/22/2046	USD	2,500,000	8,076	—	—	8,076	—
3-Month USD LIBOR	Fixed rate of 1.761%	Receives Quarterly, Pays SemiAnnually	Morgan Stanley	09/30/2046	USD	1,500,000	11,221	—	—	11,221	—
3-Month USD LIBOR	Fixed rate of 1.785%	Receives Quarterly, Pays SemiAnnually	Morgan Stanley	10/03/2046	USD	1,000,000	2,185	—	—	2,185	—
Total							21,482	—	—	21,482	—

Reference index and values for swap contracts as of period end
Reference index		Reference rate
3-Month USD LIBOR	London Interbank Offered Rate	1.909%
U.S. CPI Urban Consumers NSA	United States Consumer Price All Urban Non-Seasonally Adjusted Index	1.764%
Notes to Portfolio of Investments
(a)	Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. At October 31, 2019, the total value of these securities amounted to $3,636,916, which represents 2.16% of total net assets.
(b)	Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of October 31, 2019.
(c)	Principal and interest may not be guaranteed by a governmental entity.
(d)	Principal amounts are denominated in United States Dollars unless otherwise noted.
(e)	The rate shown is the seven-day current annualized yield at October 31, 2019.
(f)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended October 31, 2019 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 1.938%
	923,226	19,377,122	(19,392,043)	908,305	—	—	10,506	908,214
Abbreviation Legend
CMO	Collateralized Mortgage Obligation
Currency Legend
BRL	Brazilian Real
NZD	New Zealand Dollar
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
4	Columbia Inflation Protected Securities Fund | Quarterly Report 2019